DERIVATIVE LIABILITY	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
DERIVATIVE LIABILITY
NOTE 6 - DERIVATIVE LIABILITY

Derivative Liability- Debt

The fair value of the described embedded derivative on all convertible debt was valued at $4,098,210 and $2,813,150 at March 31, 2020 and December 31, 2019, respectively, which was determined using the Black Scholes Pricing Model with the following assumptions:

Dividend yields	0%
Term	0 – 2.0 year
Volatility	79.7%–94.4.0%
Risk free rate:	0.17–1.59%

For the years ended March 31, 2020 and December 31, 2019, the Company adjusted the recorded fair value of the derivative liability on debt to market resulting in non-cash, non-operating loss of $708,932 and $616,983 for the three months ended March 31, 2020 and 2019, respectively.

Note 2 contains a summary of changes in fair value of the Company’s Level 3 financial liabilities as of March 31, 2020.

Derivative Liability- Debt

The fair value of the described embedded derivative on all convertible debt was valued at $2,813,150 and $2,215,376 at December 31, 2019 and 2018, respectively, which was determined using the Black Scholes Pricing Model with the following assumptions:

Dividend yield:	0%
Term	0 – 2.0 year
Volatility	107.0%–133.0%
Risk free rate:	1.54–2.60%

For the years ended December 31, 2019 and 2018, the Company adjusted the recorded fair value of the derivative liability on debt to market resulting in non-cash, non-operating loss of $604,289 and $1,187,048 for the years ended December 31, 2019 and 2018, respectively.

Note 2 contains a summary of changes in fair value of the Company’s Level 3 financial liabilities as of December 31, 2019.